Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables [Abstract]
Trade and other receivables

17. Trade and other receivables

	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Trade receivables	14,796	7,243	291
Prepayments	28,124	20,278	10,260
Contract assets	3,451	599	8
VAT recoverable	30,499	4,533	4,983
Other receivables	10,982	4,216	1,687
Total trade and other receivables	87,852	36,869	17,229
Current	77,884	29,358	13,255
Non-current	9,968	7,511	3,974

No prepayments (2020: £4.0 million, 2019: nil) were written off to the statement of profit or loss during the year.